Significant Accounting Policies and Practices (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
LiveXLive, Corp [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	LiveXLive, Corp.	LiveXLive, Corp.
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Feb. 24, 2015	Feb. 24, 2015
Attributable interest	100.00%	100.00%
KOKO Camden Holdings US, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	KOKO (Camden) Holdings (US), Inc.	KoKo (Camden) Holdings (US), Inc.
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Mar. 17, 2014	Mar. 17, 2014
Attributable interest	100.00%	100.00%
Koko Camden Uk Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	KOKO (Camden) UK Limited	KOKO (Camden) UK Limited
State or other jurisdiction of incorporation or organization	England and Wales	England and Wales
Date of incorporation or formation (date of acquisition, if applicable)	Nov. 07, 2013	Nov. 07, 2013
Attributable interest	100.00%	100.00%